Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 82,979.7	$ 1,279.6	₨ 52,982.7
Gross loans	5,988,909.7	92,350.2	4,992,834.4
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 5,905,930.0	$ 91,070.6	₨ 4,939,851.7